Fair Value [Text Block] (Tables)	6 Months Ended
Sep. 30, 2014
Assets And Liabilities Measured At Fair Value By Level On Recurring Basis [Table Text Block]

	March 31, 2014
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥20,102,994	¥8,075,408	¥658,917	¥28,837,319
Debt securities
Japanese national government and Japanese government agency bonds	5,688,374	235,944	—	5,924,318
Japanese prefectural and municipal bonds	—	89,017	—	89,017
Foreign governments and official institutions bonds	13,133,023	1,784,478	15,450	14,932,951
Corporate bonds	—	3,160,057	132,518	3,292,575
Residential mortgage-backed securities	—	1,483,547	11,601	1,495,148
Asset-backed securities	—	215,686	439,664	655,350
Other debt securities	—	20,285	32,565	52,850
Commercial paper	—	794,868	—	794,868
Equity securities(2)	1,281,597	291,526	27,119	1,600,242
Trading derivative assets	90,740	11,640,992	77,224	11,808,956
Interest rate contracts	22,677	8,565,213	28,202	8,616,092
Foreign exchange contracts	507	2,909,201	6,471	2,916,179
Equity contracts	50,425	65,827	32,434	148,686
Commodity contracts	17,131	43,826	10,102	71,059
Credit derivatives	—	56,925	15	56,940
Investment securities:
Available-for-sale securities	45,302,514	6,038,450	544,688	51,885,652
Debt securities
Japanese national government and Japanese government agency bonds	39,852,612	1,736,397	—	41,589,009
Japanese prefectural and municipal bonds	—	203,131	—	203,131
Foreign governments and official institutions bonds	794,822	324,952	151,647	1,271,421
Corporate bonds	—	1,485,280	75,849	1,561,129
Residential mortgage-backed securities	—	961,337	19,258	980,595
Commercial mortgage-backed securities	—	197,034	3,112	200,146
Asset-backed securities	—	948,168	109,876	1,058,044
Other debt securities	—	—	184,946	184,946
Marketable equity securities	4,655,080	182,151	—	4,837,231
Other investment securities	—	—	26,201	26,201
Others(3)(4)	489,356	28,169	5,598	523,123

Total	¥65,985,604	¥25,783,019	¥1,312,628	¥93,081,251

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥189,524	¥4,719	¥—	¥194,243
Trading derivative liabilities	108,059	11,611,316	68,360	11,787,735
Interest rate contracts	25,293	8,481,947	14,526	8,521,766
Foreign exchange contracts	3,997	2,981,272	13,509	2,998,778
Equity contracts	57,464	57,892	28,239	143,595
Commodity contracts	21,305	30,029	10,724	62,058
Credit derivatives	—	60,176	1,362	61,538
Obligation to return securities received as collateral	3,914,441	57,013	—	3,971,454
Others(5)	—	612,124	92,867	704,991

Total	¥4,212,024	¥12,285,172	¥161,227	¥16,658,423

	September 30, 2014
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥16,800,920	¥8,044,867	¥835,730	¥25,681,517
Debt securities
Japanese national government and Japanese government agency bonds	3,609,059	220,873	—	3,829,932
Japanese prefectural and municipal bonds	—	94,972	—	94,972
Foreign governments and official institutions bonds	11,811,693	1,670,965	13,314	13,495,972
Corporate bonds	—	3,579,473	217,652	3,797,125
Residential mortgage-backed securities	—	1,164,561	39,418	1,203,979
Asset-backed securities	—	191,360	500,586	691,946
Other debt securities	—	7,560	33,772	41,332
Commercial paper	—	808,263	—	808,263
Equity securities(2)	1,380,168	306,840	30,988	1,717,996
Trading derivative assets	104,768	13,260,871	94,181	13,459,820
Interest rate contracts	30,377	9,012,931	35,121	9,078,429
Foreign exchange contracts	2,183	4,073,187	4,242	4,079,612
Equity contracts	59,453	78,034	36,208	173,695
Commodity contracts	12,755	38,819	18,383	69,957
Credit derivatives	—	57,900	227	58,127
Investment securities:
Available-for-sale securities	44,395,436	6,270,840	503,092	51,169,368
Debt securities
Japanese national government and Japanese government agency bonds	38,006,971	2,150,749	—	40,157,720
Japanese prefectural and municipal bonds	—	194,261	—	194,261
Foreign governments and official institutions bonds	1,031,042	406,364	151,730	1,589,136
Corporate bonds	—	1,322,401	65,542	1,387,943
Residential mortgage-backed securities	—	846,138	11,309	857,447
Commercial mortgage-backed securities	—	183,727	3,146	186,873
Asset-backed securities	—	945,195	101,938	1,047,133
Other debt securities	—	—	169,427	169,427
Marketable equity securities	5,357,423	222,005	—	5,579,428
Other investment securities	—	—	28,141	28,141
Others(3)(4)	418,511	20,920	6,600	446,031

Total	¥61,719,635	¥27,597,498	¥1,467,744	¥90,784,877

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥362,492	¥17,255	¥—	¥379,747
Trading derivative liabilities	133,993	13,597,889	79,587	13,811,469
Interest rate contracts	40,828	8,838,389	10,217	8,889,434
Foreign exchange contracts	796	4,590,883	19,953	4,611,632
Equity contracts	78,956	78,832	30,528	188,316
Commodity contracts	13,413	30,424	18,191	62,028
Credit derivatives	—	59,361	698	60,059
Obligation to return securities received as collateral	3,447,894	57,156	305	3,505,355
Others(5)	—	621,433	34,733	656,166

Total	¥3,944,379	¥14,293,733	¥114,625	¥18,352,737

Notes:	(1)	Includes securities measured under the fair value option.
	(2)	Includes investments valued at net asset value of ¥28,922 million and ¥33,747 million at March 31, 2014 and September 30, 2014, respectively. The unfunded commitments related to these investments at March 31, 2014 and September 30, 2014 were ¥11,373 million and ¥10,698 million, respectively. These investments were mainly hedge funds.
	(3)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
	(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2014 were ¥1,669 million, ¥1,232 million and ¥2,441 million, respectively, and those at September 30, 2014 were ¥1,584 million, ¥71 million and ¥3,230 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2014 were nil, ¥104 million and ¥1,871 million, respectively, and those at September 30, 2014 were nil, nil and ¥1,837 million, respectively.
	(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 And Level 2 [Table Text Block]

	Six months ended September 30,
	2013		2014
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥7,420	¥—	¥—	¥—
Equity securities	3,784	—	—	3,492
Investment securities:
Available-for-sale securities
Marketable equity securities	13,468	10,376	5,156	5,370

Note:	(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.

Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2013	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		September 30, 2013	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2013
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥631,113	¥23,534	(2)	¥—	¥195,598	¥—	¥(125,353)	¥(110,538)	¥6,274		¥(54,765)		¥565,863	¥18,296	(2)
Debt securities
Foreign governments and official institutions bonds	96,255	2,368		—	35,950	—	(33,389)	(17,951)	1,523		(49,539)		35,217	600
Corporate bonds	77,089	1,009		—	39,108	—	(40,284)	(5,343)	4,665	(6)	(4,591	)(6)	71,653	1,098
Residential mortgage-backed securities	9,881	351		—	8,100	—	(10,821)	(514)	—		—		6,997	206
Asset-backed securities	396,071	17,048		—	109,573	—	(39,209)	(86,681)	—		(635)		396,167	15,048
Other debt securities	29,526	1,337		—	—	—	—	—	—		—		30,863	1,337
Equity securities	22,291	1,421		—	2,867	—	(1,650)	(49)	86		—		24,966	7
Trading derivatives—net	(20,466)	13,829	(2)	(2,140)	1,936	(2,386)	—	(4,900)	3,616		(2,956)		(13,467)	10,918	(2)
Interest rate contracts—net	(2,250)	4,089		174	117	—	—	(4,357)	70		101		(2,056)	3,673
Foreign exchange contracts—net	(16,806)	6,338		(2,183)	413	(850)	—	(386)	3,577		(3,057)		(12,954)	8,114
Equity contracts—net	1,381	5,187		27	253	(253)	—	(647)	—		—		5,948	942
Commodity contracts—net	(804)	(353)		(16)	1,153	(1,283)	—	359	(31)		—		(975)	150
Credit derivatives—net	(1,987)	(1,432)		(142)	—	—	—	131	—		—		(3,430)	(1,961)
Investment securities:
Available-for-sale securities	472,127	2,570	(3)	31,003	118,034	—	(1,061)	(120,410)	2,842		(10,273)		494,832	(771	)(3)
Debt securities
Foreign governments and official institutions bonds	148,722	—		1,120	4,134	—	—	(5,133)	—		—		148,843	—
Corporate bonds	92,846	3,025		(60)	5,019	—	(1,022)	(11,466)	2,842	(6)	(10,273	)(6)	80,911	(777)
Residential mortgage-backed securities	21,492	—		29	3,000	—	—	(2,331)	—		—		22,190	—
Commercial mortgage-backed securities	39	—		—	—	—	(39)	—	—		—		—	—
Asset-backed securities	102,250	(463)		10,655	79,819	—	—	(97,985)	—		—		94,276	10
Other debt securities	106,714	—		19,259	26,062	—	—	(3,424)	—		—		148,611	—
Marketable equity securities	64	8		—	—	—	—	(71)	—		—		1	(4)
Other investment securities	24,795	1,149	(4)	10	1,398	—	(1,120)	(2)	—		(867)		25,363	928	(4)
Others	8,418	1,170	(4)	—	157	—	(1,069)	—	—		—		8,676	1,170	(4)

Total	¥1,115,987	¥42,252		¥28,873	¥317,123	¥(2,386)	¥(128,603)	¥(235,850)	¥12,732		¥(68,861)		¥1,081,267	¥30,541

Liabilities
Others	¥121,932	¥(13,395	)(4)	¥(11,927)	¥—	¥221	¥—	¥(18,809)	¥—		¥(84)		¥128,582	¥(12,426	)(4)

Total	¥121,932	¥(13,395)		¥(11,927)	¥—	¥221	¥—	¥(18,809)	¥—		¥(84)		¥128,582	¥(12,426)

	March 31, 2014	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2014	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2014
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥658,917	¥52,322	(2)	¥—	¥469,733	¥—	¥(292,501)	¥(64,398)	¥22,869		¥(11,212)		¥835,730	¥47,981	(2)
Debt securities
Foreign governments and official institutions bonds	15,450	2,784		—	43,693	—	(39,373)	(8,204)	—		(1,036)		13,314	1,722
Corporate bonds	132,518	12,398		—	62,837	—	(1,468)	(1,326)	22,869	(6)	(10,176	)(6)	217,652	12,357
Residential mortgage-backed securities	11,601	4,027		—	192,004	—	(164,359)	(3,855)	—		—		39,418	2,377
Asset-backed securities	439,664	30,878		—	164,972	—	(83,915)	(51,013)	—		—		500,586	30,318
Other debt securities	32,565	1,207		—	—	—	—	—	—		—		33,772	1,207
Equity securities	27,119	1,028		—	6,227	—	(3,386)	—	—		—		30,988	—
Trading derivatives—net	8,864	10,091	(2)	7	2,213	(2,535)	—	(80)	1,264		(5,230)		14,594	11,795	(2)
Interest rate contracts—net	13,676	11,984		(70)	—	—	—	1,808	770		(3,264)		24,904	13,927
Foreign exchange contracts—net	(7,038)	(6,400)		14	1,018	(828)	—	(1,007)	494		(1,964)		(15,711)	(5,547)
Equity contracts—net	4,195	2,468		21	327	(327)	—	(1,004)	—		—		5,680	2,366
Commodity contracts—net	(622)	1,156		25	868	(1,380)	—	147	—		(2)		192	1,029
Credit derivatives—net	(1,347)	883		17	—	—	—	(24)	—		—		(471)	20
Investment securities:
Available-for-sale securities	544,688	(40	)(3)	(10,598)	113,193	—	(12,639)	(129,859)	1,007		(2,660)		503,092	(485	)(3)
Debt securities
Foreign governments and official institutions bonds	151,647	—		(327)	800	—	—	(390)	—		—		151,730	—
Corporate bonds	75,849	1,035		(86)	16	—	(5,664)	(3,955)	1,007	(6)	(2,660	)(6)	65,542	(485)
Residential mortgage-backed securities	19,258	(1)		179	—	—	(6,975)	(1,152)	—		—		11,309	—
Commercial mortgage-backed securities	3,112	—		70	—	—	—	(36)	—		—		3,146	—
Asset-backed securities	109,876	(1,074)		(4,258)	99,080	—	—	(101,686)	—		—		101,938	—
Other debt securities	184,946	—		(6,176)	13,297	—	—	(22,640)	—		—		169,427	—
Other investment securities	26,201	2,600	(4)	—	754	—	(1,414)	—	—		—		28,141	2,041	(4)
Others	5,598	993	(4)	—	382	—	(373)	—	—		—		6,600	906	(4)

Total	¥1,244,268	¥65,966		¥(10,591)	¥586,275	¥(2,535)	¥(306,927)	¥(194,337)	¥25,140		¥(19,102)		¥1,388,157	¥62,238

Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥305	¥—	¥—	¥—	¥—		¥—		¥305	¥—
Others	92,867	(23,535	)(4)	691	—	51	—	(7,187)	8,799		(82,641)		34,733	(26,843	)(4)

Total	¥92,867	¥(23,535)		¥691	¥305	¥51	¥—	¥(7,187)	¥8,799		¥(82,641)		¥35,038	¥(26,843)

Notes:	(1)	Includes Trading securities measured under the fair value option.
	(2)	Included in Trading account profits (losses)—net and in Foreign exchange losses—net.
	(3)	Included in Investment securities gains—net.
	(4)	Included in Trading account profits (losses)—net.
	(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
	(6)	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.

Quantitative Information About Level 3 Fair Value Measurements [Table Text Block]

March 31, 2014	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥6,876	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.6%~48.3%	37.3%
			Correlation between interest rates	42.1%~59.8%	58.1%
	23,983	Return on equity method	Probability of default	0.3%~1.9%	0.9%
			Recovery rate	60.0%~80.0%	73.0%
			Market-required return on capital	8.0%~10.0%	9.4%
Corporate bonds	126,101	Discounted cash flow	Probability of default	0.1%~14.0%	0.9%
			Recovery rate	14.0%~68.4%	40.7%
	269	Monte Carlo method	Correlation between interest rate and foreign exchange rate	32.6%~44.6%	36.9%
			Correlation between interest rates	52.2%~59.8%	59.5%
	9,064	Internal model	Liquidity premium	1.5%~2.5%	2.3%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	90,420	Discounted cash flow	Probability of default	4.6%~5.1%	5.0%
			Recovery rate	65.0%~76.0%	68.0%
	430,386	Internal model	Asset correlations	11.0%~14.0%	13.7%
			Discount factor	1.5%~5.8%	1.9%
			Prepayment rate	4.5%~44.8%	40.9%
			Probability of default	0.0%~88.8%	— (3)
			Recovery rate	54.5%~79.2%	77.7%
Other debt securities	32,565	Discounted cash flow	Liquidity premium	0.6%~0.8%	0.8%
	182,613	Return on equity method	Probability of default	0.0%~25.0%	0.7%
			Recovery rate	25.0%~90.0%	66.9%
			Market-required return on capital	8.0%~10.0%	9.7%

March 31, 2014	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	12,366	Option model	Probability of default	0.0%~14.0%
			Correlation between interest rates	22.8%~99.4%
			Correlation between interest rate and foreign exchange rate	31.2%~48.3%
			Recovery rate	40.0%~47.0%
			Volatility	27.1%~39.5%
Foreign exchange contracts—net	(7,038)	Option model	Probability of default	0.1%~14.0%
			Correlation between interest rates	38.8%~78.7%
			Correlation between interest rate and foreign exchange rate	31.2%~58.7%
			Correlation between underlying assets	49.9%~85.0%
			Recovery rate	40.0%~47.0%
Equity contracts—net	4,548	Option model	Correlation between interest rate and equity	24.9%~49.0%
Credit derivative contracts—net	(1,347)	Option model	Recovery rate	37.0%~37.0%
			Correlation between underlying assets	11.4%~87.3%

September 30, 2014	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥10,148	Monte Carlo method	Correlation between interest rate and foreign exchange rate	28.8%~43.3%	38.3%
			Correlation between interest rates	41.1%~57.0%	56.0%
	24,562	Return on equity method	Probability of default	0.3%~1.9%	0.9%
			Recovery rate	60.0%~80.0%	72.8%
			Market-required return on capital	8.0%~10.0%	9.8%
Corporate bonds	192,455	Discounted cash flow	Probability of default	0.1%~13.4%	0.4%
			Recovery rate	17.0%~74.0%	41.3%
	177	Monte Carlo method	Correlation between interest rate and foreign exchange rate	28.8%~42.5%	38.1%
			Correlation between interest rates	49.2%~57.0%	55.6%
	8,012	Internal model	Liquidity premium	1.5%~2.5%	2.4%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	86,085	Discounted cash flow	Probability of default	4.6%~5.1%	5.0%
			Recovery rate	65.0%~76.0%	67.7%
	475,637	Internal model	Asset correlations	11.0%~14.0%	13.7%
			Discount factor	1.4%~5.4%	1.8%
			Prepayment rate	5.1%~29.1%	27.1%
			Probability of default	0.0%~82.0%	— (3)
			Recovery rate	60.6%~72.4%	70.8%
Other debt securities	33,773	Discounted cash flow	Liquidity premium	0.6%~0.8%	0.8%
	167,691	Return on equity method	Probability of default	0.0%~8.0%	0.5%
			Recovery rate	40.0%~90.0%	68.1%
			Market-required return on capital	8.0%~10.0%	10.0%

September 30, 2014	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	23,355	Option model	Probability of default	0.2%~13.4%
			Correlation between interest rates	0.0%~96.2%
			Correlation between interest rate and foreign exchange rate	28.8%~43.6%
			Recovery rate	41.0%~47.0%
			Volatility	27.4%~36.4%
Foreign exchange contracts—net	(15,711)	Option model	Probability of default	0.0%~13.4%
			Correlation between interest rates	40.1%~80.8%
			Correlation between interest rate and foreign exchange rate	31.3%~57.8%
			Correlation between underlying assets	50.0%~80.5%
			Recovery rate	41.0%~47.0%
Equity contracts—net	6,082	Option model	Correlation between interest rate and equity	29.5%~68.9%
Credit derivative contracts—net	(471)	Option model	Recovery rate	37.2%~37.2%
			Correlation between underlying assets	12.5%~85.9%

Notes:	(1)	The fair value as of March 31, 2014 and September 30, 2014 excludes the fair value of investments valued using vendor prices.
	(2)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.
	(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2014.

Carrying Value of Assets Measured At Fair Value On Nonrecurring Basis By Level [Table Text Block]

	March 31, 2014				September 30, 2014
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,469	¥5,469	¥—	¥—	¥3,911	¥3,911
Loans	11,510	15,834	303,757	331,101	5,983	11,343	290,481	307,807
Loans held for sale	—	549	6,890	7,439	—	2,246	26,005	28,251
Collateral dependent loans	11,510	15,285	296,867	323,662	5,983	9,097	264,476	279,556
Premises and equipment	—	—	6,264	6,264	—	—	2,110	2,110
Intangible assets	—	—	228	228	—	—	173	173
Other assets	15,138	60,833	10,161	86,132	—	—	27,790	27,790
Investments in equity method investees(1)	15,138	60,833	7,902	83,873	—	—	299	299
Other	—	—	2,259	2,259	—	—	27,491	27,491

Total	¥26,648	¥76,667	¥325,879	¥429,194	¥5,983	¥11,343	¥324,465	¥341,791

Note:	(1)	Includes investments valued at net asset value of ¥3,483 million and ¥2,606 million at March 31, 2014 and September 30, 2014, respectively. The unfunded commitments related to these investments are ¥864 million and ¥1,163 million at March 31, 2014 and September 30, 2014, respectively. These investments are private equity funds.

Losses (Gains) Recorded As A Result Of Nonrecurring Changes In Fair Value [Table Text Block]

	Losses for the six months ended September 30,
	2013	2014
	(in millions)
Investment securities	¥2,625	¥1,714
Loans	28,141	24,557
Loans held for sale	70	6
Collateral dependent loans	28,071	24,551
Premises and equipment	1,032	902
Intangible assets	133	108
Other assets	2,988	5,099
Investments in equity method investees	2,377	43
Other	611	5,056

Total	¥34,919	¥32,380

Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected [Table Text Block]

	Six months ended September 30,
	2013			2014
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(249,080)	¥781,965	¥532,885	¥276,935	¥511,667	¥788,602
Other assets	(235)	—	(235)	10	—	10

Total	¥(249,315)	¥781,965	¥532,650	¥276,945	¥511,667	¥788,612

Financial liabilities:
Other short-term borrowings(1)	¥706	¥—	¥706	¥450	¥—	¥450
Long-term debt(1)	23,032	—	23,032	5,559	—	5,559

Total	¥23,738	¥—	¥23,738	¥6,009	¥—	¥6,009

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.

Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Principal Balance Outstanding [Table Text Block]

	March 31, 2014			September 30, 2014
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Other assets	¥2,000	¥2,000	¥—	¥1,500	¥1,494	¥(6)

Total	¥2,000	¥2,000	¥—	¥1,500	¥1,494	¥(6)

Financial liabilities:
Long-term debt	¥728,385	¥687,927	¥(40,458)	¥653,455	¥603,951	¥(49,504)

Total	¥728,385	¥687,927	¥(40,458)	¥653,455	¥603,951	¥(49,504)

Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried At Fair Value On Balance Sheet By Level [Table Text Block]

	March 31, 2014
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,689	¥3,689	¥3,689	¥—	¥—
Interest-earning deposits in other banks	20,501	20,501	—	20,501	—
Call loans and funds sold	919	919	—	919	—
Receivables under resale agreements	7,300	7,300	—	7,300	—
Receivables under securities borrowing transactions	4,210	4,210	—	4,210	—
Investment securities(1)(2)	2,870	2,908	220	701	1,987
Loans, net of allowance for credit losses(3)	109,182	110,577	11	307	110,259
Other financial assets(4)	5,832	5,832	—	5,832	—
Financial liabilities:
Deposits
Non-interest-bearing	¥21,123	¥21,123	¥—	¥21,123	¥—
Interest-bearing	141,406	141,447	—	141,447	—
Total deposits	162,529	162,570	—	162,570	—
Call money and funds purchased	3,417	3,417	—	3,417	—
Payables under repurchase agreements	21,268	21,268	—	21,268	—
Payables under securities lending transactions	5,521	5,521	—	5,521	—
Due to trust account	750	750	—	750	—
Other short-term borrowings	11,077	11,077	—	11,077	—
Long-term debt	13,823	14,118	—	14,118	—
Other financial liabilities	5,123	5,123	—	5,123	—

	September 30, 2014
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,413	¥3,413	¥3,413	¥—	¥—
Interest-earning deposits in other banks	28,535	28,535	—	28,535	—
Call loans and funds sold	698	698	—	698	—
Receivables under resale agreements	6,220	6,220	—	6,220	—
Receivables under securities borrowing transactions	4,335	4,335	—	4,335	—
Investment securities(1)(2)	3,632	3,693	824	855	2,014
Loans, net of allowance for credit losses(3)	110,253	111,554	6	280	111,268
Other financial assets(4)	6,197	6,197	—	6,197	—
Financial liabilities:
Deposits
Non-interest-bearing	¥21,009	¥21,009	¥—	¥21,009	¥—
Interest-bearing	142,631	142,675	—	142,675	—
Total deposits	163,640	163,684	—	163,684	—
Call money and funds purchased	4,129	4,129	—	4,129	—
Payables under repurchase agreements	17,974	17,974	—	17,974	—
Payables under securities lending transactions	7,054	7,054	—	7,054	—
Due to trust account	1,129	1,129	—	1,129	—
Other short-term borrowings	10,693	10,693	—	10,693	—
Long-term debt	17,346	17,633	—	17,633	—
Other financial liabilities	5,732	5,732	—	5,732	—

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Excludes cost-method investments of ¥549 billion and ¥544 billion at March 31, 2014 and September 30, 2014, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
	(3)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(4)	Excludes investments in equity method investees of ¥1,620 billion and ¥1,801 billion at March 31, 2014 and September 30, 2014, respectively.